UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Monthly Dividend Real Estate Fund

Schedule of Investments (unaudited) September 30, 2006
	Shares or Principal Amount		Value
Common Stocks 99.0%
Apartments 15.9%
American Campus Communities	68,975	shs.	$ 1,759,552
BRE Properties	30,832		1,841,595
Home Properties	87,246		4,986,981
Post Properties	69,456		3,300,549
United Dominion Realty Trust	98,400		2,971,680
			14,860,357
Commercial Finance 1.3%
Newcastle Investment	45,470		1,246,333

Diversified 7.7%
Colonial Properities Trust	27,133		1,297,229
Crescent Real Estate Equities	102,278		2,230,683
Lexington Corporate Properties Trust	21,900		463,842
Spirit Finance	277,370		3,220,266
			7,212,020
Health Care 10.4%
Health Realty Trust	75,010		2,881,134
Medical Properties Trust	92,512		1,238,736
Nationwide Health Properties	95,094		2,542,814
Senior Housing Properties Trust	142,410		3,039,029
			9,701,713
Industrial 2.9%
EastGroup Properties	27,368		1,364,568
First Potomac Realty Trust	45,074		1,362,136
			2,726,704
Lodging/Resorts 7.4%
Eagle Hospitality Properties	98,700		917,910
Equity Inns	57,800		920,176
Highland Hospitality	125,375		1,796,624
Hospitality Properties Trust	36,731		1,733,703
Winston Hotels	129,914		1,600,541
			6,968,954
Manufactured Homes 2.1%
Sun Communities	61,405		1,962,504

Office 21.0%
Brandywine Realty Trust	107,436		3,497,042
Equity Office Properties Trust	69,676		2,770,318
Highwoods Properties	100,325		3,733,093
HRPT Properties	139,816		1,670,801
Maguire Properties	83,032		3,382,724
Parkway Properties	78,122		3,631,892
Reckson Associates Realty	21,626		925,593
			19,611,463
Office/Industrial 3.7%
Duke Realty	92,577		3,457,751

Regional Malls 11.6%
Glimcher Realty	146,281		3,624,843
Simon Properties Group	79,341		7,189,882
			10,814,725
Self Storage 4.7%
Sovran Self Storage	27,295		1,516,237
U-Store-It Trust	135,107		2,899,396
			4,415,633
Shopping Centers 8.3%
Cedar Shopping Centers	175,142		2,832,046
New Plan Excel Realty Trust	183,934		4,975,415
			7,807,461
Specialty 2.0%
Entertainment Properties Trust	37,564		1,852,656

Total Common Stocks			92,638,274

Repurchase Agreements 1.4%
State Street Bank & Trust 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $1,294,491, collateralized by: $1,080,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $1,323,462	$1,294,000		1,294,000

Total Investments 100.4%			93,932,274

Other Assets Less Liabilities (0.4)%			(412,346)

Net Assets 100.0%			$93,519,928

The cost of investments for federal income tax purposes was $79,502,860. The tax basis gross appreciation and depreciation of portfolio securities were $15,130,989 and $701,575, respectively. Net appreciation was $14,429,414.

Security Valuation -Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by
J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.